Summary of Significant Accounting Policies - Schedule of Suppliers (Details) - Supplier Concentration Risk [Member] - Purchase [Member]	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Supplier A [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases	24.90%		21.80%		27.20%
Supplier B [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases	54.90%		40.10%		19.90%
Supplier C [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases		[1]		[1]	10.50%

[1]	Less than 10.0% of the Company’s purchase amounts in the respective years.